Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	€ 0.20	€ 0.20
Common stock, Authorized shares	430,503,000	430,503,000
Common stock, Issued and fully paid	251,751,500	251,751,500
Treasury shares, shares	2,726,000	3,915,144